17010907

Nasdaq Stock Market

CERTNIAS
001-35123

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
OCT 31 2017
Washington, DC 20549

By Electronic Mail

October 31, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 31, 2017 The Nasdaq Stock Market (the "Exchange") received from Golar LNG Partners LP (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

8.75% Series A Cumulative Redeemable
Preferred Units, representing
limited partner interests

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery